UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22454
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FEG ABSOLUTE ACCESS FUND LLC
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(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
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(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333
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Date of fiscal year end: MARCH 31
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Date of reporting period: JUNE 30, 2011
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Absolute Access Fund LLC

 Schedule of Investments

June 30, 2011
(unaudited)

			Percentage
		Fair	of Members’
Investment Name	Cost	Value	Capital

Investments in Portfolio Funds:
United States:
Multi-Strategy:
AG Super Fund, L.P.(a)	$8,000,000	$9,484,408	4.9%
AQR Delta Fund II L.P.	10,000,000	10,042,519	5.2
Black River Global Trading Fund, LLC	10,300,000	9,624,808	5.0
Canyon Value Realization Fund, L.P.(a)	9,300,000	10,931,344	5.6
Claren Road Credit Partners, L.P. (b)	11,000,000	11,665,464	6.0
CVI Global Value Fund A, L.P.(a)(c)	7,019,671	10,225,179	5.3
Davidson Kempner Partners	10,000,000	11,381,653	5.9
Diamondback Partners, L.P. (d)	5,736,128	6,270,359	3.2
Elliot Associates, L.P. (e)	7,509,000	8,123,417	4.2
Eton Park Fund, L.P.(a)	13,000,000	13,705,207	7.0
Farallon Capital Partners, L.P.(a)	11,750,000	12,701,896	6.5
FIR Tree Credit Opportunity Fund	10,000,000	9,993,352	5.1
Graham Global Investment Fund, Ltd.	12,500,000	12,255,737	6.3
GSO Special Situations Fund, L.P.(a)	4,300,000	5,526,941	2.8
HBK Fund II, L.P.(a)	9,112,491	10,537,723	5.4
Highfields Capital II, L.P.(a)	10,500,000	11,840,100	6.1
Satellite SPV Trust - Class II (f)	29,781	18,305	0.0
Stark Investments, L.P.(a)	2,594,157	2,650,497	1.4
Start Select Asset Fund, LLC(a)	352,458	444,429	0.2
Stark Investments, L.P. - Class B(a)	228,335	467,961	0.2
Strategic Value Restructuring Fund L.P.	9,500,000	9,382,605	4.8
Taconic Opportunity Fund, L.P.(a)	9,000,000	9,502,804	4.9
Total Investments in Portfolio Funds	$171,732,021	$186,776,708	96.0%

FEG Absolute Access Fund LLC

 Schedule of Investments (continued)

June 30, 2011
(unaudited)

			Percentage
		Fair	of Members’
Investment Name	Cost	Value	Capital

Short-Term Investments:
Money Market Fund:
Federated Government Obligations Fund #5, 0.09% (g)	$1,980,011	$1,980,011	1.0%
Total Investments in Portfolio Funds
and Short-Term Investments	$173,712,032	$188,756,719	97.0%

Other assets in excess of liabilities		5,861,750	3.0%

Members’ capital		$194,618,469	100.0%

(a)	All or a portion of these investments are held in side-pockets.
(b)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment.
(c)	Quarterly withdrawals from this portfolio fund are permitted; however, a fee is charged.
(d)
Series 1 shares, or approximately 50% of the investment value, is available after a one-year lockup period. Series six shares, or approximately 50% of the investment value, is available after a two-year lockup period.

(e)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment.
(f)	Effective November 30, 2010, this portfolio fund was a transfer in-kind from the Satellite Fund II, L.P. liquidation. Currently, this portfolio fund is illiquid.
(g)	The rate shown is the annualized 7-day yield as of June 30, 2011.

Type of Investment as a Percentage Total Members' Capital:

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Portfolio Funds and not the underlying holdings of such Portfolio Funds. Thus, the inputs used by the Fund to value its investments in each of the Portfolio Funds may differ from the inputs used to value the underlying holdings of such Portfolio Funds.

Investments in Portfolio Funds are classified within Level 2 of the fair value hierarchy if the Fund has the ability to redeem the investments at the measurement dates or if the investments are redeemable in the near term in accordance with the normal operating protocols in the Portfolio Funds’ agreements. Investments in Portfolio Funds are classified within Level 3 of the fair value hierarchy if the Fund does not know when it will have the ability to redeem its investments or the investments are not redeemable in the near term under the normal operating protocols of the Portfolio Funds’ agreements.

The Fund adopted the Financial Accounting Standards Boards’ (FASB) Accounting Standards Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB’s “Fair Value Statement” and provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, ASU 2010-06 requires reporting entities to i) disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions, ii) disclose transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) show purchases, sales issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of June 30, 2011:

Investments	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds	$-	$154,588,895	$32,187,814	$186,776,709
Short-Term Investments	$1,980,011	$-	$-	$1,980,011
Total	$1,980,011	$154,588,895	$32,187,814	$188,756,720

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Portfolio Funds
Balance as of April 1, 2011	$32,585,068
Realized gain (loss)	43,445
Net change in unrealized appreciation/depreciation	(1,057,213)
Purchases	12,933,000
Sales	(901,575)
Net transfers in to Level 3	-
Net transfers out of Level 3	(11,414,911)

Balance as of June 30, 2011	$32,187,814

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of June 30, 2011, the Fund had not entered into any derivative instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act") (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange Act  of  1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant's  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant's  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   FEG ABSOLUTE ACCESS FUND LLC

By (Signature and Title)* /s/ Christopher M. Meyer
                          Christopher M. Meyer, President
                          (principal executive officer)

Date    August 29, 2011

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Christopher M. Meyer
                          Christopher M. Meyer, President
                          (principal executive officer)

Date    August 29, 2011

By (Signature and Title)* /s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date    August 29, 2011

* Print the name and title of each signing officer under his or her signature.